47077 10/98

Prospectus Supplement
dated October 5, 1998 to:
PUTNAM HIGH YIELD ADVANTAGE FUND (THE "FUND")
Prospectuses dated March 30, 1998

The third paragraph under the heading "How the fund is managed" is replaced with the following:

The  following  officers  of Putnam Investment  Management,  Inc.
("Putnam Management") have had primary responsibility for the day-to-day management of the fund's portfolio since the years stated below:

                                   Business experience
                     Year          (at least 5 years)
                    -----          -------------------------

Jennifer  E.  Leichter 1998          Employed as an investment professional
Managing Director                    by Putnam  Management since 1987.

Robert  M.  Paine       1998         Employed as an investment professional
Senior Vice President                by Putnam Management since 1987.

Rosemary H. Thomsen     1996         Employed as an investment professional
Senior Vice President                by Putnam Management since 1986   .